REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue by Sales Channel
Total revenue by sales channel was as follows for the periods indicated:

	Year ended December 31, 2025
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$109,657	$107,717	$217,374
Distributors	48,083	2,727	50,810
Net product sales	$157,740	$110,444	$268,184
Royalties	3,887	—	3,887
Net revenue	$161,627	$110,444	$272,071

	Year ended December 31, 2024
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$103,168	$120,362	$223,530
Distributors	41,630	4,209	45,839
Net product sales	$144,798	$124,571	$269,369
Royalties	4,468	31	4,499
Net revenue	$149,266	$124,602	$273,868

	Year ended December 31, 2023
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$72,446	$97,222	$169,668
Distributors	40,203	3,245	43,448
Net product sales	$112,649	$100,467	$213,116
Royalties	5,002	20	5,022
Net revenue	$117,651	$100,487	$218,138

Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

(In thousands)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Revenue by Geographic Region
North America[1]	$211,972	$202,261	$154,357
Rest of the World	56,212	67,108	58,759
Net product sales	$268,184	$269,369	$213,116
Royalties	3,887	4,499	5,022
Net revenue	$272,071	$273,868	$218,138
[1] North America represents the United States and Canada.